Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 28, 2014
Summary of Significant Accounting Policies
Schedule of major components of accounts receivable

The following table sets forth the major components of accounts receivable for each fiscal year-end (in thousands):

	December 28, 2014	December 29, 2013
Trade	$3,476	$3,608
Vendor	11,651	7,941
SFDN	1,582	1,907
Other	6,957	5,997

Total	$23,666	$19,453

Schedule of useful lives of property, plant, and equipment
Buildings and improvements	20 - 25 years
Fixtures and equipment	3 - 10 years
Leasehold improvements	Lesser of lease term or useful life of improvement

Summary of the components of other intangible assets, net

The following table summarizes the components of other intangible assets, net at December 28, 2014 and December 29, 2013, respectively (in thousands):

	Fair Value at Acquisition	Accumulated Amortization	Net Book Value
December 28, 2014
Indefinite-lived intangible assets:
Trade names	$265,000	$—	$265,000
Finite-lived intangible assets:
Signature brands	67,100	(7,105)	59,995
Non-compete agreement	1,000	(706)	294

Total finite-lived intangible assets	68,100	(7,811)	60,289

Total intangible assets	$333,100	$(7,811)	$325,289

	Fair Value at Acquisition	Accumulated Amortization	Net Book Value
December 29, 2013
Indefinite-lived intangible assets:
Trade names	$265,000	$—	$265,000
Finite-lived intangible assets:
Signature brands	67,000	(3,761)	63,239
Non-compete agreement	1,000	(374)	626

Total finite-lived intangible assets	68,000	(4,135)	63,865

Total intangible assets	$333,000	$(4,135)	$328,865

Schedule of weighted-average amortization periods of finite-lived intangible assets
Signature brands	20 years
Non-compete agreement	3 years

Schedule of amortization of finite-lived intangible assets over the next five fiscal years

Amortization of the finite-lived intangible assets over the next five fiscal years is as follows (in thousands):

2015	$3,717
2016	3,358
2017	3,358
2018	3,358
2019	3,353
Thereafter	43,145

$60,289